Nature of Operations	3 Months Ended
Sep. 30, 2024
Nature of Operations
Nature of Operations
1.
Nature of Operations

Standard Lithium Ltd. was incorporated under the laws of the Province of British Columbia on August 14, 1998, and was continued under the Canadian Business Corporations Act on December 1, 2016. Standard Lithium Ltd. and its subsidiary entities' (collectively "Standard Lithium" or the "Company") principal operations are comprised of exploration for and development of lithium brine properties in the United States of America ("USA"). The Company also has significant investments in joint venture arrangements for the exploration and evaluation of lithium brine production facilities.

The address of the Company’s corporate office and principal place of business is Suite 1625, 1075 West Georgia Street, Vancouver, British Columbia, Canada, V6E 3C9. The Company’s common shares are listed on the TSX Venture Exchange (the "TSXV") and NYSE American LLC under the symbol "SLI" and the Frankfurt Stock Exchange under the symbol "S5L".